Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–68.60%
Advertising–0.06%
Omnicom Group, Inc.(b)	1,179	$95,063

Trade Desk, Inc. (The), Class A(c)	332	23,393

		118,456

Aerospace & Defense–1.25%
Boeing Co. (The)(c)	1,655	383,348

General Dynamics Corp.	1,259	310,935

L3Harris Technologies, Inc.	968	184,704

Lockheed Martin Corp.	1,750	783,598

Northrop Grumman Corp.	321	152,526

RTX Corp.(b)	4,529	369,023

TransDigm Group, Inc.	123	118,433

		2,302,567

Agricultural & Farm Machinery–0.19%
Deere & Co.	980	357,122

Agricultural Products & Services–0.10%
Archer-Daniels-Midland Co.	2,500	184,325

Air Freight & Logistics–0.34%
Expeditors International of Washington, Inc.	1,133	136,345

FedEx Corp.	765	198,005

United Parcel Service, Inc., Class B	1,938	293,820

		628,170

Apparel Retail–0.29%
Ross Stores, Inc.	1,435	187,095

TJX Cos., Inc. (The)	4,049	356,758

		543,853

Apparel, Accessories & Luxury Goods–0.08%
lululemon athletica, inc.(b)(c)	350	156,380

Application Software–1.51%
Adobe, Inc.(c)	928	567,017

ANSYS, Inc.(c)	255	74,807

Autodesk, Inc.(c)	397	86,717

Cadence Design Systems, Inc.(c)	1,152	314,807

Datadog, Inc., Class A(c)	416	48,493

HubSpot, Inc.(c)	139	68,656

Intuit, Inc.(b)	203	116,006

Palantir Technologies, Inc., Class A(c)	1,320	26,466

Roper Technologies, Inc.	557	299,805

Salesforce, Inc.(c)	2,887	727,235

Splunk, Inc.(b)(c)	114	17,276

Synopsys, Inc.(c)	441	239,565

Workday, Inc., Class A(c)	516	139,692

Zoom Video Communications, Inc., Class A(c)	845	57,316

		2,783,858

Asset Management & Custody Banks–0.42%
Ameriprise Financial, Inc.(b)	289	102,164

Bank of New York Mellon Corp. (The)	4,983	240,779

	Shares	Value

Asset Management & Custody Banks–(continued)
BlackRock, Inc.	109	$81,884

Blackstone, Inc., Class A	1,106	124,281

KKR & Co., Inc., Class A	478	36,252

Northern Trust Corp.	592	46,916

State Street Corp.	1,329	96,778

T. Rowe Price Group, Inc.	541	54,170

		783,224

Automobile Manufacturers–0.71%
Ford Motor Co.	22,449	230,326

General Motors Co.	18,268	577,269

Tesla, Inc.(c)	2,060	494,565

		1,302,160

Automotive Parts & Equipment–0.02%
Aptiv PLC(c)	498	41,254

Automotive Retail–0.32%
AutoZone, Inc.(b)(c)	100	260,993

O’Reilly Automotive, Inc., Class R(c)	341	334,992

		595,985

Biotechnology–1.97%
AbbVie, Inc.	5,576	793,967

Amgen, Inc.	2,160	582,422

Biogen, Inc.(c)	802	187,732

BioMarin Pharmaceutical, Inc.(c)	139	12,660

BioNTech SE, ADR (Germany)(b)(c)	2,513	252,330

Gilead Sciences, Inc.	9,080	695,528

Incyte Corp.(c)	702	38,147

Moderna, Inc.(b)(c)	766	59,518

Regeneron Pharmaceuticals, Inc.(c)	565	465,453

Seagen, Inc.(b)(c)	452	96,371

Vertex Pharmaceuticals, Inc.(c)	1,246	442,093

		3,626,221

Broadcasting–0.06%
Fox Corp., Class A(b)	3,805	112,400

Broadline Retail–1.63%
Amazon.com, Inc.(c)	16,514	2,412,530

Coupang, Inc. (South Korea)(b)(c)	857	13,095

eBay, Inc.	2,330	95,553

MercadoLibre, Inc. (Brazil)(c)	303	491,000

		3,012,178

Building Products–0.21%
Carrier Global Corp.	2,769	143,877

Johnson Controls International PLC	1,729	91,291

Trane Technologies PLC	639	144,037

		379,205

Cable & Satellite–0.55%
Charter Communications, Inc., Class A(c)	583	233,276

Comcast Corp., Class A	18,665	781,877

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Shares	Value

Cable & Satellite–(continued)
Sirius XM Holdings, Inc.(b)	490	$2,293

		1,017,446

Cargo Ground Transportation–0.11%
Old Dominion Freight Line, Inc.	502	195,308

Casinos & Gaming–0.13%
Las Vegas Sands Corp.	5,163	238,118

Commodity Chemicals–0.19%
Dow, Inc.	4,118	213,107

LyondellBasell Industries N.V., Class A	1,354	128,765

		341,872

Communications Equipment–0.73%
Arista Networks, Inc.(c)	784	172,252

Cisco Systems, Inc.	15,853	766,968

Motorola Solutions, Inc.	1,264	408,108

		1,347,328

Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	1,186	84,135

Construction Machinery & Heavy Transportation Equipment– 0.68%
Caterpillar, Inc.	2,735	685,719

Cummins, Inc.	794	177,983

PACCAR, Inc.(b)	4,254	390,603

		1,254,305

Construction Materials–0.06%
Martin Marietta Materials, Inc.	114	52,963

Vulcan Materials Co.	302	64,495

		117,458

Consumer Electronics–0.08%
Garmin Ltd.	1,131	138,253

Consumer Finance–0.38%
American Express Co.	1,741	297,310

Capital One Financial Corp.(b)	2,051	229,015

Discover Financial Services	1,965	182,745

		709,070

Consumer Staples Merchandise Retail–1.06%
Costco Wholesale Corp.	913	541,172

Dollar General Corp.	558	73,165

Dollar Tree, Inc.(b)(c)	166	20,516

Target Corp.	729	97,547

Walmart, Inc.	7,830	1,219,053

		1,951,453

Copper–0.16%
Freeport-McMoRan, Inc.	6,847	255,530

Southern Copper Corp. (Mexico)(b)	578	41,576

		297,106

Data Center REITs–0.18%
Digital Realty Trust, Inc.	902	125,179

Equinix, Inc.	259	211,088

		336,267

	Shares	Value

Distillers & Vintners–0.12%
Brown-Forman Corp., Class B	627	$36,830

Constellation Brands, Inc., Class A	786	189,025

		225,855

Distributors–0.06%
Genuine Parts Co.	803	106,622

Diversified Banks–2.26%
Bank of America Corp.	22,175	676,116

Citigroup, Inc.	14,787	681,681

Fifth Third Bancorp	1,590	46,030

JPMorgan Chase & Co.	13,208	2,061,505

NU Holdings Ltd., Class A (Brazil)(b)(c)	1,624	13,219

PNC Financial Services Group, Inc. (The)	1,193	159,814

U.S. Bancorp	3,712	141,501

Wells Fargo & Co.	8,530	380,353

		4,160,219

Diversified Financial Services–0.04%
Apollo Global Management, Inc.	778	71,576

Diversified Support Services–0.15%
Cintas Corp.	224	123,928

Copart, Inc.(c)	2,943	147,797

		271,725

Drug Retail–0.02%
Walgreens Boots Alliance, Inc.	2,017	40,219

Electric Utilities–1.14%
American Electric Power Co., Inc.	1,431	113,836

Avangrid, Inc.	53	1,636

Constellation Energy Corp.	239	28,929

Duke Energy Corp.	3,828	353,248

Edison International	1,650	110,533

Entergy Corp.	753	76,362

Eversource Energy	1,942	115,374

Exelon Corp.	4,375	168,481

FirstEnergy Corp.	2,470	91,242

NextEra Energy, Inc.	3,843	224,854

PG&E Corp.(b)(c)	12,087	207,534

PPL Corp.	7,362	192,295

Southern Co. (The)	3,247	230,472

Xcel Energy, Inc.	3,234	196,757

		2,111,553

Electrical Components & Equipment–0.27%
AMETEK, Inc.	705	109,437

Eaton Corp. PLC	1,271	289,394

Emerson Electric Co.	424	37,694

Rockwell Automation, Inc.	208	57,291

		493,816

Electronic Components–0.19%
Amphenol Corp., Class A	3,328	302,815

Corning, Inc.	1,673	47,664

		350,479

Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc.(c)	522	70,935

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Shares	Value

Electronic Equipment & Instruments–(continued)
Zebra Technologies Corp., Class A(c)	38	$9,005

		79,940

Electronic Manufacturing Services–0.07%
TE Connectivity Ltd.	1,051	137,681

Environmental & Facilities Services–0.33%
Republic Services, Inc.	740	119,762

Veralto Corp.(b)(c)	644	49,749

Waste Connections, Inc.	1,072	145,245

Waste Management, Inc.	1,725	294,958

		609,714

Fertilizers & Agricultural Chemicals–0.04%
Corteva, Inc.	1,504	67,981

Financial Exchanges & Data–0.36%
CME Group, Inc., Class A	1,025	223,819

Intercontinental Exchange, Inc.	1,038	118,166

Moody’s Corp.	136	49,634

MSCI, Inc.	236	122,921

Nasdaq, Inc.	1,026	57,292

S&P Global, Inc.	237	98,552

		670,384

Food Distributors–0.01%
Sysco Corp.	375	27,064

Food Retail–0.07%
Kroger Co. (The)	3,092	136,883

Footwear–0.13%
NIKE, Inc., Class B	2,153	237,411

Gold–0.04%
Newmont Corp.	1,806	72,583

Health Care Distributors–0.23%
Cardinal Health, Inc.	1,165	124,748

Cencora, Inc.	564	114,701

McKesson Corp.	410	192,929

		432,378

Health Care Equipment–1.53%
Abbott Laboratories	4,859	506,745

Baxter International, Inc.	860	31,029

Becton, Dickinson and Co.	683	161,311

Boston Scientific Corp.(c)	5,367	299,962

DexCom, Inc.(c)	1,689	195,113

Edwards Lifesciences Corp.(c)	448	30,334

GE HealthCare Technologies, Inc.	757	51,824

IDEXX Laboratories, Inc.(b)(c)	366	170,490

Intuitive Surgical, Inc.(c)	1,119	347,830

Medtronic PLC	4,629	366,941

ResMed, Inc.	110	17,350

STERIS PLC	73	14,669

Stryker Corp.	1,813	537,246

Zimmer Biomet Holdings, Inc.	721	83,860

		2,814,704

Health Care Facilities–0.13%
HCA Healthcare, Inc.	985	246,723

	Shares	Value

Health Care REITs–0.04%
Ventas, Inc.	842	$38,597

Welltower, Inc.(b)	389	34,660

		73,257

Health Care Services–0.63%
Cigna Group (The)	1,772	465,823

CVS Health Corp.	7,973	541,765

Laboratory Corp. of America Holdings(b)	359	77,871

Quest Diagnostics, Inc.	552	75,751

		1,161,210

Health Care Supplies–0.04%
Align Technology, Inc.(c)	310	66,278

Health Care Technology–0.01%
Veeva Systems, Inc., Class A(c)	109	19,000

Home Improvement Retail–0.76%
Home Depot, Inc. (The)	2,960	927,930

Lowe’s Cos., Inc.	2,407	478,584

		1,406,514

Homebuilding–0.37%
D.R. Horton, Inc.	2,729	348,412

Lennar Corp., Class A	2,636	337,197

		685,609

Hotels, Resorts & Cruise Lines–0.51%
Airbnb, Inc., Class A(c)	906	114,464

Booking Holdings, Inc.(c)	175	546,997

Expedia Group, Inc.(c)	559	76,125

Hilton Worldwide Holdings, Inc.	660	110,563

Marriott International, Inc., Class A	438	88,783

		936,932

Household Products–1.11%
Church & Dwight Co., Inc.	716	69,187

Clorox Co. (The)	479	68,665

Colgate-Palmolive Co.	3,631	286,014

Kimberly-Clark Corp.	1,146	141,794

Procter & Gamble Co. (The)	9,664	1,483,617

		2,049,277

Human Resource & Employment Services–0.29%
Automatic Data Processing, Inc.	1,966	452,023

Paychex, Inc.	712	86,842

		538,865

Industrial Conglomerates–0.93%
3M Co.	3,230	319,996

General Electric Co.	9,370	1,141,266

Honeywell International, Inc.	1,329	260,378

		1,721,640

Industrial Gases–0.67%
Air Products and Chemicals, Inc.	430	116,336

Linde PLC	2,688	1,112,214

		1,228,550

Industrial Machinery & Supplies & Components–0.42%
Dover Corp.	588	83,002

Fortive Corp.	1,195	82,431

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Shares	Value

Industrial Machinery & Supplies & Components–(continued)
Illinois Tool Works, Inc.	1,124	$272,244

Otis Worldwide Corp.	1,789	153,478

Parker-Hannifin Corp.	404	175,005

		766,160

Industrial REITs–0.04%
Prologis, Inc.	685	78,727

Insurance Brokers–0.59%
Aon PLC, Class A	1,000	328,490

Arthur J. Gallagher & Co.	752	187,248

Marsh & McLennan Cos., Inc.	2,270	452,683

Willis Towers Watson PLC	500	123,150

		1,091,571

Integrated Oil & Gas–1.60%
Chevron Corp.	5,529	793,964

Exxon Mobil Corp.	19,176	1,970,142

Occidental Petroleum Corp.	3,097	183,188

		2,947,294

Integrated Telecommunication Services–1.83%
AT&T, Inc.	59,253	981,822

Verizon Communications, Inc.	62,653	2,401,490

		3,383,312

Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	1,635	225,646

Roblox Corp., Class A(c)	335	13,169

		238,815

Interactive Media & Services–4.39%
Alphabet, Inc., Class A(c)	26,793	3,550,876

Meta Platforms, Inc., Class A(c)	13,873	4,538,552

		8,089,428

Internet Services & Infrastructure–0.12%
Snowflake, Inc., Class A(c)	226	42,416

VeriSign, Inc.(c)	845	179,309

		221,725

Investment Banking & Brokerage–0.35%
Charles Schwab Corp. (The)	1,233	75,607

Goldman Sachs Group, Inc. (The)	950	324,463

Morgan Stanley	3,187	252,857

		652,927

IT Consulting & Other Services–0.99%
Accenture PLC, Class A	1,949	649,290

Cognizant Technology Solutions Corp., Class A	1,931	135,903

EPAM Systems, Inc.(c)	120	30,983

International Business Machines Corp.	6,350	1,006,856

		1,823,032

Life & Health Insurance–0.25%
Aflac, Inc.	1,524	126,050

MetLife, Inc.	2,533	161,175

Principal Financial Group, Inc.	850	62,756

Prudential Financial, Inc.	1,162	113,620

		463,601

	Shares	Value

Life Sciences Tools & Services–0.58%
Agilent Technologies, Inc.	480	$61,344

Danaher Corp.	1,951	435,678

Fortrea Holdings, Inc.(b)(c)	292	8,596

Illumina, Inc.(c)	275	28,036

IQVIA Holdings, Inc.(b)(c)	135	28,904

Mettler-Toledo International, Inc.(c)	82	89,538

Thermo Fisher Scientific, Inc.	679	336,621

Waters Corp.(b)(c)	123	34,515

West Pharmaceutical Services, Inc.(b)	143	50,159

		1,073,391

Managed Health Care–1.51%
Centene Corp.(c)	3,260	240,197

Elevance Health, Inc.	966	463,187

Humana, Inc.	624	302,553

UnitedHealth Group, Inc.	3,216	1,778,351

		2,784,288

Metal, Glass & Plastic Containers–0.01%
Ball Corp.	235	12,993

Movies & Entertainment–0.75%
Atlanta Braves Holdings, Inc., Series C(c)	21	755

Liberty Media Corp.-Liberty Formula One(c)	992	63,151

Liberty Media Corp.-Liberty Live, Series C(c)	32	1,096

Netflix, Inc.(c)	2,332	1,105,298

Walt Disney Co. (The)(c)	1,358	125,873

Warner Bros Discovery, Inc.(c)	8,370	87,466

		1,383,639

Multi-Family Residential REITs–0.08%
AvalonBay Communities, Inc.(b)	461	79,725

Equity Residential	1,293	73,494

		153,219

Multi-line Insurance–0.06%
American International Group, Inc.	1,719	113,127

Multi-Sector Holdings–1.55%
Berkshire Hathaway, Inc., Class B(c)	7,944	2,859,840

Multi-Utilities–0.60%
Ameren Corp.	797	61,839

CMS Energy Corp.	1,053	59,768

Consolidated Edison, Inc.	2,329	209,866

Dominion Energy, Inc.	2,337	105,960

DTE Energy Co.	914	95,157

Public Service Enterprise Group, Inc.	5,585	348,672

Sempra	1,597	116,373

WEC Energy Group, Inc.	1,245	104,107

		1,101,742

Office REITs–0.07%
Alexandria Real Estate Equities, Inc.(b)	1,132	123,841

Oil & Gas Equipment & Services–0.29%
Baker Hughes Co., Class A	3,566	120,353

Halliburton Co.	1,848	68,431

Schlumberger N.V.	6,783	352,987

		541,771

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Shares	Value

Oil & Gas Exploration & Production–0.59%
ConocoPhillips	3,311	$382,652

Coterra Energy, Inc.	2,103	55,204

Devon Energy Corp.	1,202	54,054

Diamondback Energy, Inc.(b)	600	92,646

EOG Resources, Inc.	1,556	191,497

Hess Corp.	1,119	157,286

Pioneer Natural Resources Co.	639	148,018

		1,081,357

Oil & Gas Refining & Marketing–0.67%
Marathon Petroleum Corp.	3,151	470,098

Phillips 66	2,309	297,607

Valero Energy Corp.	3,703	464,208

		1,231,913

Oil & Gas Storage & Transportation–0.21%
Cheniere Energy, Inc.	953	173,589

Kinder Morgan, Inc.	7,461	131,090

ONEOK, Inc.	831	57,214

Williams Cos., Inc. (The)	901	33,148

		395,041

Other Specialized REITs–0.10%
VICI Properties, Inc.	5,998	179,280

Other Specialty Retail–0.06%
Ulta Beauty, Inc.(c)	264	112,461

Packaged Foods & Meats–0.66%
Campbell Soup Co.	1,053	42,310

Conagra Brands, Inc.	2,249	63,624

General Mills, Inc.	4,162	264,953

Hershey Co. (The)	832	156,349

Hormel Foods Corp.	1,917	58,641

JM Smucker Co. (The)	535	58,706

Kellanova	1,168	61,367

Kraft Heinz Co. (The)	4,756	166,983

McCormick & Co., Inc.	189	12,253

Mondelez International, Inc., Class A(b)	3,987	283,316

Tyson Foods, Inc., Class A	1,059	49,604

WK Kellogg Co.	292	3,270

		1,221,376

Paper & Plastic Packaging Products & Materials–0.04%
Amcor PLC	7,476	70,872

Passenger Airlines–0.01%
Delta Air Lines, Inc.	662	24,448

Southwest Airlines Co.	112	2,864

		27,312

Passenger Ground Transportation–0.13%
Uber Technologies, Inc.(c)	4,186	236,007

Personal Care Products–0.03%
Estee Lauder Cos., Inc. (The), Class A	391	49,927

Pharmaceuticals–3.36%
Bristol-Myers Squibb Co.	12,245	604,658

Eli Lilly and Co.	3,158	1,866,504

Johnson & Johnson	10,790	1,668,781

Merck & Co., Inc.	10,578	1,084,034

	Shares	Value

Pharmaceuticals–(continued)
Pfizer, Inc.	23,835	$726,253

Royalty Pharma PLC, Class A	1,330	36,003

Zoetis, Inc.	1,203	212,534

		6,198,767

Property & Casualty Insurance–0.89%
Allstate Corp. (The)	583	80,378

Arch Capital Group Ltd.(c)	3,236	270,821

Chubb Ltd.	1,690	387,737

Hartford Financial Services Group, Inc. (The)	1,646	128,651

Markel Group, Inc.(c)	51	73,394

Progressive Corp. (The)	2,983	489,301

Travelers Cos., Inc. (The)	1,122	202,656

		1,632,938

Rail Transportation–0.51%
CSX Corp.	10,458	337,794

Norfolk Southern Corp.	846	184,563

Union Pacific Corp.	1,826	411,343

		933,700

Real Estate Services–0.07%
CBRE Group, Inc., Class A(c)	1,378	108,807

CoStar Group, Inc.(c)	301	24,995

		133,802

Regional Banks–0.16%
M&T Bank Corp.	471	60,368

Regions Financial Corp.	2,307	38,481

Truist Financial Corp.	6,280	201,839

		300,688

Research & Consulting Services–0.05%
Equifax, Inc.	92	20,029

Verisk Analytics, Inc.	262	63,255

		83,284

Restaurants–0.94%
Chipotle Mexican Grill, Inc.(c)	48	105,708

DoorDash, Inc., Class A(c)	185	17,386

McDonald’s Corp.	3,879	1,093,257

Starbucks Corp.	2,968	294,723

Yum! Brands, Inc.	1,699	213,310

		1,724,384

Retail REITs–0.14%
Realty Income Corp.	3,588	193,609

Simon Property Group, Inc.	518	64,693

		258,302

Self-Storage REITs–0.14%
Extra Space Storage, Inc.(b)	287	37,359

Public Storage	838	216,841

		254,200

Semiconductor Materials & Equipment–0.78%
Applied Materials, Inc.	4,475	670,266

Enphase Energy, Inc.(c)	224	22,628

KLA Corp.	483	263,051

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Shares	Value

Semiconductor Materials & Equipment–(continued)
Lam Research Corp.	668	$478,235

		1,434,180

Semiconductors–4.75%
Advanced Micro Devices, Inc.(c)	1,189	144,059

Analog Devices, Inc.	2,225	408,021

Broadcom, Inc.	2,984	2,762,378

Intel Corp.	3,112	139,106

Marvell Technology, Inc.	640	35,667

Microchip Technology, Inc.	2,240	186,906

Micron Technology, Inc.	1,689	128,567

NVIDIA Corp.	7,312	3,419,822

ON Semiconductor Corp.(c)	1,505	107,352

QUALCOMM, Inc.	3,458	446,255

Skyworks Solutions, Inc.	697	67,560

Texas Instruments, Inc.	6,044	922,979

		8,768,672

Soft Drinks & Non-alcoholic Beverages–0.97%
Coca-Cola Co. (The)	9,441	551,732

Keurig Dr Pepper, Inc.	3,025	95,499

Monster Beverage Corp.(c)	2,079	114,657

PepsiCo, Inc.	6,055	1,018,996

		1,780,884

Specialty Chemicals–0.22%
Albemarle Corp.(b)	326	39,534

DuPont de Nemours, Inc.	2,141	153,167

Ecolab, Inc.	411	78,801

International Flavors & Fragrances, Inc.(b)	192	14,473

PPG Industries, Inc.	417	59,210

Sherwin-Williams Co. (The)	191	53,251

		398,436

Steel–0.30%
Nucor Corp.	3,299	560,731

Systems Software–3.97%
CrowdStrike Holdings, Inc., Class A(c)	161	38,155

Fortinet, Inc.(c)	3,710	194,998

Microsoft Corp.	15,215	5,765,117

Oracle Corp.	7,026	816,491

Palo Alto Networks, Inc.(b)(c)	1,022	301,582

ServiceNow, Inc.(c)	304	208,465

		7,324,808

Technology Distributors–0.08%
CDW Corp.	667	140,657

Technology Hardware, Storage & Peripherals–2.42%
Apple, Inc.	22,112	4,200,175

Hewlett Packard Enterprise Co.	7,966	134,705

HP, Inc.	2,859	83,883

NetApp, Inc.	562	51,361

		4,470,124

Telecom Tower REITs–0.30%
American Tower Corp.(b)	1,424	297,303

Crown Castle, Inc.	1,254	147,069

SBA Communications Corp., Class A	445	109,897

		554,269

	Shares	Value

Timber REITs–0.05%
Weyerhaeuser Co.	2,947	$92,388

Tobacco–0.40%
Altria Group, Inc.	12,087	508,138

Philip Morris International, Inc.	2,443	228,078

		736,216

Trading Companies & Distributors–0.11%
Fastenal Co.	1,600	95,952

W.W. Grainger, Inc.	137	107,708

		203,660

Transaction & Payment Processing Services–2.90%
Block, Inc., Class A(c)	404	25,626

Fidelity National Information Services, Inc.	1,301	76,291

Fiserv, Inc.(c)	3,026	395,226

FleetCor Technologies, Inc.(c)	243	58,441

Global Payments, Inc.	1,837	213,900

Mastercard, Inc., Class A	2,985	1,235,283

PayPal Holdings, Inc.(c)	4,035	232,456

Visa, Inc., Class A	12,095	3,104,545

		5,341,768

Water Utilities–0.03%
American Water Works Co., Inc.	436	57,482

Wireless Telecommunication Services–0.24%
T-Mobile US, Inc.	2,917	438,863

Total Common Stocks & Other Equity Interests (Cost $113,810,314)		126,541,311

	Principal Amount
Equity Linked Notes–13.57%
Diversified Banks–11.38%
Barclays Bank PLC (S&P 500® Index) (United Kingdom), 130.05%, 12/26/2023(d)	$599,000	574,079

BNP Paribas Issuance B.V. (S&P 500® Index) (France), 21.91%, 12/06/2023(d)	3,913,000	4,001,606

Citigroup Global Markets Holdings, Inc. (S&P 500® Index), 112.25%, 01/08/2024(d)	673,000	649,040

Citigroup, Inc. (S&P 500® Index),
122.73%, 12/07/2023(d)	683,000	468,919

118.62%, 12/11/2023(d)	632,000	459,845

128.86%, 12/14/2023(d)	628,000	538,997

HSBC Bank PLC (S&P 500® Index) (United Kingdom), 0.00%, 12/04/2023	720,000	516,930

HSBC Holdings PLC (S&P 500® Index) (United Kingdom),
121.77%, 12/28/2023(d)	667,000	647,136

128.29%, 01/11/2024(d)	646,000	631,525

Mizuho Markets Cayman L.P. (S&P 500® Index) (Japan), 20.90%, 12/13/2023(d)	3,884,000	3,944,444

Royal Bank of Canada (S&P 500® Index) (Canada), 19.01%, 01/10/2024(d)	4,016,000	3,989,044

Societe Generale S.A. (S&P 500® Index) (France), 128.75%, 12/20/2023(d)	606,000	552,362

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

	Principal Amount	Value

Diversified Banks–(continued)
Toronto-Dominion Bank (The) (S&P 500® Index) (Canada), 21.00%, 12/18/2023(d)	$3,955,000	$4,013,734

		20,987,661

Diversified Capital Markets–2.19%
UBS Group AG (S&P 500® Index) (Switzerland), 21.85%, 12/21/2023(d)	3,976,000	4,036,275

Total Equity Linked Notes (Cost $25,598,000)		25,023,936

	Shares

Money Market Funds–20.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f)	13,001,105	13,001,105

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(e)(f)	9,110,824	9,115,379

Invesco Treasury Portfolio, Institutional Class, 5.28%(e)(f)	14,858,406	14,858,406

Total Money Market Funds (Cost $36,970,291)		36,974,890

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–102.22% (Cost $176,378,605)		188,540,137

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.92%
Invesco Private Government Fund, 5.32%(e)(f)(g)	960,443	$960,443

Invesco Private Prime Fund, 5.55%(e)(f)(g)	2,578,722	2,579,753

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,540,019)		3,540,196

TOTAL INVESTMENTS IN SECURITIES–104.14% (Cost $179,918,624)		192,080,333

OTHER ASSETS LESS LIABILITIES–(4.14)%		(7,628,129)

NET ASSETS–100.00%		$184,452,204

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $24,507,006, which represented 13.29% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,538,323	$18,700,893	$(19,238,111)	$-	$-	$13,001,105	$165,303
Invesco Liquid Assets Portfolio, Institutional Class	9,495,073	13,357,780	(13,741,508)	2,993	1,041	9,115,379	118,455
Invesco Treasury Portfolio, Institutional Class	15,472,369	21,372,449	(21,986,412)	-	-	14,858,406	187,967
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	683,311	8,894,941	(8,617,809)	-	-	960,443	12,812*
Invesco Private Prime Fund	1,757,085	20,996,957	(20,175,530)	263	978	2,579,753	34,682*
Total	$40,946,161	$83,323,020	$(83,759,370)	$3,256	$2,019	$40,515,086	$519,219

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$126,541,311	$–	$–	$126,541,311

Equity Linked Notes	–	25,023,936	–	25,023,936

Money Market Funds	36,974,890	3,540,196	–	40,515,086

Total Investments	$163,516,201	$28,564,132	$–	$192,080,333

Invesco Income Advantage U.S. Fund